Trade Receivables and Reseller Financing - Breakdown of Reseller Financing, Gross of Expected Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	R$ 956,942	R$ 855,229
Current [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	644,488	633,183
Less than 30 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	26,262	11,262
From thirty 31 to 60 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	10,481	14,869
From sixty one days to Ninety days [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	12,616	9,377
From 91 to180 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	30,144	20,783
More than 180 Days [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	R$ 232,951	R$ 165,755